Other Financial Liabilities - Summary of Bank Loans by Currencies and Maturities (Detail) - Bank Loans [Member] - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	6.00%	6.00%
Undiscounted Cash Flow [Member]
Disclosure Of Financial Liabilities [Line Items]
Current bank loan, Maturities	$ 4	$ 4
Undiscounted Cash Flow [Member] | Chile [Member] | Chilean peso
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	6.00%	6.00%
Current bank loan, Maturities	$ 4	$ 4
Undiscounted Cash Flow [Member] | Less than 90 days [Member]
Disclosure Of Financial Liabilities [Line Items]
Current bank loan, Maturities	4	4
Undiscounted Cash Flow [Member] | Less than 90 days [Member] | Chile [Member] | Chilean peso
Disclosure Of Financial Liabilities [Line Items]
Current bank loan, Maturities	$ 4	$ 4